Financial Instruments - Summmary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
2.239% Notes, due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument month of issue	May 2020
Borrowings, interest rate	2.239%	2.239%
Borrowings, maturity	2025
Notional amount		$ 1,400
3.309% Notes, due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument month repaid	January 2020
Borrowings, interest rate	3.309%	3.309%
Borrowings, maturity	2021
Notional amount		$ 550
3.95% Notes, due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument month repaid	January 2020
Borrowings, interest rate	3.95%	3.95%
Borrowings, maturity	2021
Notional amount	$ 139